Stock-Based Compensation - Summary of Stock-Based Compensation - Summary of Weighted-Average Assumptions Used in the Black-Scholes Option Pricing Model to Determine the Fair Value of the Employee Stock Option Grants (Detail)
	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Risk-free interest rate	2.70%	2.84%	2.03%
Expected volatility	88.20%	84.40%	62.90%
Expected term (in years)	6 years 29 days	5 years 3 months 21 days	6 years 29 days
Expected dividend yield	0.00%	0.00%	0.00%
Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Risk-free interest rate	1.97%	2.57%	1.29%
Expected volatility	74.00%	88.30%	62.30%
Expected term (in years)	6 years 29 days	6 years 29 days	6 years 29 days
Expected dividend yield	0.00%	0.00%	0.00%